Employee Benefits - Summary of Fair Value of Classes of Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Japanese plans [Member]
Disclosure of fair value of plan assets [line items]
Stocks	¥ 440,946	¥ 549,385
Commingled funds	492,915	489,471
Insurance contracts	209,261	220,027
Other	504,645	396,320
Total	1,840,586	1,844,819
Japanese plans [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	108,585	112,568
Japanese plans [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	84,234	77,048
Japanese plans [Member] | Quoted prices in active markets available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	440,946	549,385
Other	295,452	225,980
Total	844,968	887,933
Japanese plans [Member] | Quoted prices in active markets available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	108,570	112,568
Japanese plans [Member] | Quoted prices in active markets not available [Member]
Disclosure of fair value of plan assets [line items]
Commingled funds	492,915	489,471
Insurance contracts	209,261	220,027
Other	209,193	170,340
Total	995,618	956,886
Japanese plans [Member] | Quoted prices in active markets not available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	15
Japanese plans [Member] | Quoted prices in active markets not available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	84,234	77,048
Foreign plans [Member]
Disclosure of fair value of plan assets [line items]
Stocks	177,564	195,067
Commingled funds	394,228	423,525
Other	230,638	255,459
Total	1,109,394	1,224,656
Foreign plans [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	121,568	132,172
Foreign plans [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	185,395	218,433
Foreign plans [Member] | Quoted prices in active markets available [Member]
Disclosure of fair value of plan assets [line items]
Stocks	177,564	195,067
Other	14,520	30,442
Total	313,652	357,681
Foreign plans [Member] | Quoted prices in active markets available [Member] | Government bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	121,568	132,172
Foreign plans [Member] | Quoted prices in active markets not available [Member]
Disclosure of fair value of plan assets [line items]
Commingled funds	394,228	423,525
Other	216,118	225,016
Total	795,742	866,975
Foreign plans [Member] | Quoted prices in active markets not available [Member] | Bonds (other) [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	¥ 185,395	¥ 218,433